Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Share-Based Payment Arrangements [Abstract]
Schedule of the movement of share-based payment reserves
Amount
USD

As at January 1, 2021	2,361,094
Share-based payments expense during the year (note 8)	801,450
At December 31, 2021	3,162,544

Reversal of prior provisions	(2,214,795)
Share-based payments expense during the year (note 8)	564,741
As at December 31, 2022	1,512,490

Schedule of shares option outstanding
	2022	2021
	Shares options	Shares options

Opening balance as of January 1,	4,318	3,830
Issued during the year (i)	1,110	488
Exercised during the year	-	-
Ending shares option as of December 31,	5,428	4,318

(i) Since the grant date is achieved only in the future on the “exit event” while the vesting period commences when awards are issued to employees, the disclosure considers “number of awards issued” in place of “number of awards granted”

Schedule of options are fair valued using monte carlo simulation
	2022	2021

Expected weighted average volatility (%)	80%	70%